WILDERMUTH FUND

Supplement dated January 6, 2025 to the Prospectus dated July 29, 2022

IMPORTANT INFORMATION FOR SHAREHOLDERS AND FINANCIAL ADVISORS

Delay in Preparation and Delivery of Unaudited Financial Statements for the period ended September 30, 2024

The Wildermuth Fund (the “Fund”) is required to include unaudited financial statements in its semi-annual report to shareholders for the period ended September 30, 2024. The preparation of the Fund’s unaudited financial statements has not been completed as of today’s date and the Fund does not currently have a specific date by which it is certain that the preparation of such financial statements will be completed. Management is working with the Fund’s service providers to complete the unaudited financial statements as quickly as possible.

The Fund has been in contact with the staff of the U.S. Securities and Exchange Commission (“SEC”) and filed a request under Rule 8b-25 under the Investment Company Act of 1940, as amended, for additional time to complete the audit and to make related SEC filings.

The Fund has taken the following measures, which are set forth in the Fund’s Rule 8b-25 filing as follows:

1.	The Fund is in liquidation pursuant to a Plan of Liquidation (the “Plan”) adopted by the Fund’s Board of Trustees. Additionally, as of June 22, 2023, the Fund suspended sales of Fund shares and suspended quarterly repurchase offers through the final distribution of the Fund’s assets pursuant to the Plan.

2.	The Fund will not make a distribution pursuant to the Plan until after its audited financial statements for the fiscal year ended March 31, 2024, and unaudited financial statements for the period ended September 30, 2024, are available and filed with the SEC.

3.	The Fund will promptly post this supplement to its prospectus on the Fund’s website at www.wildermuthfund.com.

The Fund regrets the delay in finalizing the Fund’s unaudited financial statements. Fund management is working to resolve the issues as soon as possible so that it may disseminate the Fund’s annual and semi-annual reports to shareholders and make all required filings with the SEC.

Change in Administrator

Effective November 1, 2024, the Fund changed its administrator from PKF O’Connor Davies, LLP to M3Sixty Administration, LLC (“M3Sixty”).  M3Sixty provides the Fund with administrative and accounting services.

Please visit www.wildermuthfund.com or call (888) 445-6032 for more information.

PLEASE RETAIN A COPY OF THIS SUPPLEMENT FOR FUTURE REFERENCE